Average Annual Total Returns			12 Months Ended	54 Months Ended	60 Months Ended	90 Months Ended	116 Months Ended	120 Months Ended	141 Months Ended
		Jun. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%		13.59%			14.59%	13.37%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.05%		9.83%			9.78%	8.61%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index*(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		17.15%		13.15%		14.43%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Index*(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		12.81%		6.09%		9.72%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.59%		8.88%		8.99%
MSCI Emerging Markets Index (Net USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.57%		4.20%			8.42%	5.50%
MSCI Emerging Markets Value (Net USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Value Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.74%		6.76%			7.96%	4.59%
MSCI WORLD ex USA IMI Index Net (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI WORLD ex USA IMI Index Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.18%		9.03%	8.33%
MSCI WORLD ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI WORLD ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			34.07%		6.49%	6.78%
MSCI WORLD ex USA Small Cap Value Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI WORLD ex USA Small Cap Value Index Net(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			38.55%		9.77%	7.58%
MSCI EAFE Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			31.22%	7.65%
MSCI EAFE Value Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Value Index Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			42.25%	12.06%
Pzena Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.76%)		8.59%			8.92%	7.65%
Performance Inception Date		Mar. 31, 2014
Pzena Mid Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.77%)		5.87%			7.26%	6.07%
Pzena Mid Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.30%		6.61%			7.13%	6.02%
Pzena Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.18%)		8.17%			8.54%	7.28%
Performance Inception Date		Mar. 31, 2014
Pzena Small Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.93%)		8.04%		6.96%
Performance Inception Date		Apr. 27, 2016
Pzena Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.62%)		8.36%		7.27%
Performance Inception Date		Apr. 27, 2016
Pzena Small Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(5.13%)		7.02%		6.14%
Pzena Small Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(2.35%)		6.49%		5.64%
Pzena Emerging Markets Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			35.02%		11.09%			11.04%	6.45%
Performance Inception Date		Mar. 31, 2014
Pzena Emerging Markets Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			35.45%		11.47%			11.41%	6.79%
Performance Inception Date		Mar. 31, 2014
Pzena Emerging Markets Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			33.90%		10.25%			10.65%	6.14%
Pzena Emerging Markets Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			21.98%		8.85%			9.35%	5.41%
Pzena International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.43%		14.21%	8.15%
Performance Inception Date		Jul. 02, 2018
Pzena International Small Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			28.80%		13.14%	7.32%
Pzena International Small Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			18.26%		11.35%	6.45%
Pzena International Small Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.01%		13.87%	7.85%
Performance Inception Date		Jul. 02, 2018
Pzena International Value Class Instutitional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			37.73%	10.15%
Performance Inception Date		Jun. 28, 2021
Pzena International Value Class Instutitional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			36.28%	9.49%
Pzena International Value Class Instutitional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			24.02%	8.13%
Pzena International Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			37.23%	9.86%
Performance Inception Date		Jun. 28, 2021

[1]	In connection with the Securities and Exchange Commission’s Tailored Shareholder Reports rule, the Fund’s primary benchmark index changed from the Russell 2000® Index to the Russell 3000® Index.